          As filed with the Securities and Exchange Commission on April 10, 2003
                                                      Registration No. 033-47927
                                                                       811-06025



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 16      [X]
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 5                              [X]


                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                               One Madison Avenue
                               New York, NY 10010
              (Address of depositor's principal executive offices)

                              ---------------------
                              Gary A. Beller, Esq.
               Senior Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010
                     (Name and address of agent for service)

                                   Copies to:
                Gary O. Cohen, Esq. and Thomas C. Lauerman, Esq.
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007


It is proposed that this filing will become effective (check appropriate box)
     [_]  immediately upon filing pursuant to paragraph (b)
     [X]  on May 1, 2003 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies

Note:


The prospectuses and the statement of additional information included in Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 033-47927) filed on February 10, 2003 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference. The sole purpose of this amendment is to designate May 1, 2003 as the new effective date of that amendment.

                      Metropolitan Life Separate Account UL

PART C.  OTHER INFORMATION

Item 27. Exhibits
          (a)          Resolution of the Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL 2
          (b)          None
          (c) (i)      Form of Broker Agreement 2
              (ii)     Schedule of Sales Commissions 1
          (d) (i)      Specimen Old Product Flexible Premium Multifunded Life Insurance
                       Policy (including application and any alternative pages as required by state law) with form of riders, if any 2
              (ii)     Specimen of New Product Flexible Premium Multifunded Life Insurance Policy
                       (including application and any alternative pages required by state law) with forms of riders 5
              (iii)    Riders for Disability Waiver Rider, and Accidental Death Benefit 2
              (iv)     Riders for Accelerated Death Benefit, Children's Term Insurance Benefit and
                       Spouse Term Insurance Benefit 2
              (v)      New York Endorsement of Old Product to Flexible Premium Multifunded Life
                       Insurance Policy 2
              (vi)     Additional alternate pages for Old Product required by state law 2
              (vii)    Endorsement adding death benefit Option C for Old Product 2
              (viii)   Forms of illustrations 6, 12
              (ix)     Endorsement- Long Term Care Guarantee Purchase 9
          (e)          Applications (see (d)(i) and (d)(ii) above)
          (f) (i)      Restated Charter and By-Laws of Metropolitan Life 7
              (ii)     Amended Restated Charter and By-laws of Metropolitan Life 11
          (g)          Reinsurance Contracts (to be filed by amendment)
          (h) (i)      Participation Agreement with New England Zenith Fund 8
              (ii)     Participation Agreement with Met Investors Series Trust 11
              (iii)    Participation Agreement with American Funds 10
          (i)          None
          (j)          None
          (k) (i)      Opinion and Consent of Christopher P. Nicholas as the legality of the securities being registered 4
              (ii)     Opinion and Consent of Anne M. Goggin as to the legality of the securities being registered 9
              (iii)    Consent of Anne M. Goggin, Esq. (to be filed by amendment)
          (l)          None
          (m)          None
          (n)          Consent of Independent Auditors (to be filed by amendment)
          (o)          None
          (p)          None
          (q) (i)      Memoranda describing certain procedures filed pursuant to Rule
                       6e-3(T)(b)(12)(iii) 2
              (ii)     Addendum to Memoranda describing certain procedures filed pursuant to Rule
                       6e-3(T)(b)(12)(iii) 9
          (r)          Powers of attorney 3

1 Incorporated by reference from Sales and Administration of the Policies" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.
2 Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration

         Statement (File No. 033-47927) filed April 30, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-47927) filed on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement (File No. 033-57320) filed on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement of Separate Account E (File No. 002-90380) filed on April 3, 2001.
4 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-47927) filed on December 23, 1997.
5 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 033-47927) filed on February 27, 1998.
6 Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 033-47927) filed on April 2, 1999.
7 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement (File No. 033-47927) filed on April 6, 2000.
8 Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 033-57320) filed on September 18, 2000.
9 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement (File No. 033-47927) filed on April 10, 2001.
10 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement for MetLife Separate Account E (File No. 333-52366) filed on August 3, 2001.
11 Incorporated herein by reference to the Registration Statement for MetLife Separate Account E (File No. 333-83716) filed on March 5, 2002.
12 Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement (File No. 033-47927) filed on April 25, 2002.

Item 28. Directors and Officers of Depositor

Name and Principal Business Address         Positions and Offices with Depositor
-----------------------------------         ------------------------------------
Robert H. Benmosche                         Chairman of the Board, President and
Metropolitan Life Insurance Company                Chief Executive Officer
One Madison Avenue,
New York, NY 10010

Curtis H. Barnette                                        Director
Chairman Emeritus
Bethlehem Steel Corporation
1170 Eighth Avenue, Martin Tower 2118
Bethlehem, PA 18016-7699

Gerald Clark                                          Vice Chairman of the Board
Metropolitan Life Insurance Company                      and Chief Investment
One Madison Avenue                                             Officer
New York, NY 10010

John C. Danforth                                               Director
Partner
Bryan Cave LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102

Burton A. Dole, Jr.                                            Director
Retired Chairman
Nellcor Puritan Bennett, Inc.
P.O. Box 208 Carlsbad, CA 92018

James R. Houghton                                              Director
Chairman and Chief Executive Officer
Corning Incorporated
80 East Market Street, 2nd Floor
Corning, NY 14830

Harry P. Kamen                                                 Director
Retired Chairman and Chief Executive Officer
Metropolitan Life Insurance Company
200 Park Avenue, Suite 5700
New York, NY 10166

Helene L. Kaplan                                               Director
Of Counsel, Skadden, Arps,
Slate, Meagher and Flom
Four Times Square
New York, NY 10036

Catherine R. Kinney                                            Director
Group Executive Vice President, Co-Chief
Operating Officer President and Executive Vice
Chairman
New York Stock Exchange, Inc.
11 Wall Street, 6/th/ floor
New York, NY 10005

Charles H. Leighton                                            Director
Retired Chairman and Chief Executive Officer
CML Group, Inc.
51 Vaughn Hill Road
Bolton, MA 01720

Stewart G. Nagler                                     Vice Chairman of the Board
Metropolitan Life Insurance Company                      and Chief Financial
One Madison Avenue                                             Officer
New York, NY 10010

John J. Phelan, Jr.                                            Director
Retired Chairman and Chief Executive Officer
New York Stock Exchange, Inc.
P. O. Box 524
Locust Valley, NY 11560

Hugh B. Price                                                  Director
President and Chief Executive Officer
National Urban League, Inc.
120 Wall Street, 7/th/ & 8/th/ Floors
New York, NY 10005

William C. Steere, Jr.                                         Director
Chairman and Chief Executive Officer
Pfizer, Inc.
235 East 42nd Street
New York, NY 10016

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

            Name                          Position with Metropolitan Life

Robert H. Benmosche                 Chairman of the Board, President and Chief
                                    Executive Officer
Gerald Clark                        Vice Chairman of the Board and Chief
                                    Investment Officer
Stewart C. Nagler                   Vice Chairman of the Board and Chief
                                    Financial Officer
Gary A. Beller                      Senior Executive Vice-President and General
                                    Counsel
Gwenn L. Carr                       Vice President and Secretary
Daniel J. Cavanagh                  Executive Vice President
C. Robert Henrikson                 President, U.S. Insurance and Financial
                                    Services Division
Jeffrey J. Hogman                   Executive Vice President
Catherine A. Rein                   Senior Executive Vice President; President
                                    and Chief Executive Officer of Metropolitan
                                    Property and Casualty Insurance

                                      Company
Stanley J. Talbi                      Senior Vice President and Chief Actuary
William J. Toppeta                    President, International
Lisa Weber                            Senior Executive Vice President, Chief
                                      Administration Officer
Judy E. Weiss                         Executive Vice President and Chief Actuary
Anthony J. Williamson                 Senior Vice President and Treasurer
Virginia M. Wilson                    Senior Vice President and Controller

The business address of each officer is One Madison Avenue, New York, New York 10010.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

          ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2002

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2002. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association  (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Capital Trust I (DE)

E.    Aseguradora Hidalgo, S.A. (Mexico)

F.    Metropolitan Insurance and Annuity Company (DE)

G. MetLife Pensiones S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

H. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by Met-Life, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Reaseguros de Vida S.A. (Chile)- 99.999735% is owned by MetLife Chile Inversiones Limitada and 0.000265% is owned by MetLife International Holdings, Inc.

      2. MetLife Chile Seguros de Vida S.A. (Chile)- 95.7302007% is owned by MetLife Chile Inversiones Limitada, 4.2696274% by MetLife Chile Reaseguros de Vida S.A. and 0.0001719% by MetLife International Holdings, Inc.

I. Seguros Genesis S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

K.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

M.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Group of Ohio (OH)

      3.    Security First Insurance Agency (MA)

      4.    MetLife Investors Distribution Company (DE)

      5.    MetLife Investors Insurance Agency, Inc. (Nevada)

      6.    Met Investors Advisory, LLC (DE)

      7.    MetLife Investors Financial Agency, Inc. (TX)

N.    MetLife International Holdings, Inc. (DE)

      1. MetLife Iberia, S.A.(Spain)- Shares of MetLife Iberia, S.A. are held by MetLife International Holdings at 80%.

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Gnerales, Sociedad Anonima de Seguros y Reaseguros (Spain)

      2.    Natiloportem Holdings, Inc.(DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Metropolitan Life Insurance Company.

            b)    Metropolitan Company Limited (Isle of Man)

            c)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            d) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited are held by MetLife International Holdings, Inc. and 74% by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

      5.    Metropolitan Life Seguros de Retiro S.A. (Argentina)

      6.    Metropolitan Life Seguros de Vida S.A. (Argentina)

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Vida S.A. (Argentina) and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia are held by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)- 48% of the shares of Metropolitan Life Ubezpieczen na Zycie S.A. are held directly by MetLife, Inc.

      9.    MetLife Insurance Company of Korea Limited (South Korea)

      10.   Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)

            a) Seguradora Seasul S.A. (Brazil) - 99.89% of the shares of Seguradora Seasul S.A. are held by Metropolitan Life Seguros e Previdencia Privada S.A.

O.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Four Company is held by 334 Madison Euro Investments, Inc. and 1% is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc.(MA)- AEW Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   New England Portfolio Advisors, Inc. (MA)

      11.   Benefit Services Corporation (GA)

      12.   One Madison Merchandising L.L.C. (CT)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   Metropolitan Tower Life Insurance Company (DE)

      20.   Security Equity Life Insurance Company (NY)

      21.   MetLife Security Insurance Company of Louisiana (LA)

      22. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company.

      23.   Met Life Holdings Luxembourg S.A. (Luxembourg)

      24.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      25.   MetLife (India) Private Ltd. (India)

      26.   Metropolitan Marine Way Investments Limited (Canada)

      27. MetLife Central European Services Spolka z Organiczona Odpowiedzialmoscia (Poland)

      28.   MetLife Investments Ireland Limited (Ireland)

      29.   MetLife Private Equity Holdings, LLC (DE)

      30.   MetLife Securities, Inc. (DE)

      31.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      32.   Metropolitan Realty Management, Inc. (DE)

            a)    Edison Supply and Distribution (DE)

            b)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc.(NJ)

      33.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      34.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      35.   Metropolitan Property & Casualty Insurance Company

            a)    Metropolitan General Insurance Company (RI)

            b)    Metropolitan Casualty Insurance Company (RI)

            c)    Metropolitan Direct Property and Casualty Insurance Company
                  (RI)

            d)    Met P&C Managing General Agency, Inc.(TX)

            e)    MetLife Auto & Home Insurance Agency, Inc. (RI)

            f)    Metropolitan Group Property and Casualty Insurance Company
                  (RI)

                  (1) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

            g)    Metropolitan Lloyds, Inc. (TX)

                  (1) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

            h)    Economy Fire & Casualty Company (IL)

                  (1)   Economy Preferred Insurance Company (IL)

                  (2)   Economy Premier Assurance Company (IL)

      36.   SSRM Holdings, Inc. (DE)

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc.(DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6) Metric Property Management, Inc. (DE)- 50% of Metric Property Management is held by Metric Realty and SSR Realty Advisors, Inc.

                  (7) Metric Realty (IL)- 50% of Metric Realty is held by SSR Realty Advisors, Inc.

      37.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 73.78% Limited Partnership interest of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A.(Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      38.   MetLife General Insurance Agency, Inc. (DE)




            a)    MetLife General Insurance Agency of Alabama, Inc. (DE)

            b)    MetLife General Insurance Agency of Kentucky, Inc. (DE)

            c)    MetLife General Insurance Agency of Mississippi, Inc. (DE)

            d)    MetLife General Insurance Agency of North Carolina, Inc. (DE)

            e)    MetLife General Insurance Agency of Texas, Inc.(DE)

            f)    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      39.   MetLife New England Holdings, Inc. (DE)

            a)    New England Life Insurance Company (MA)

                  (1)   New England Life Holdings, Inc. (DE)

                         (a)   New England Securities Corporation (MA)

                        (b)   Hereford Insurance Agency, Inc. (MA)

                        (c)   Hereford Insurance Agency of Hawaii, Inc. (HI)

                        (d)   Fairfield Insurance Agency of Texas, Inc. (TX)

                        (e)   MetLife Advisers, LLC (MA)

                        (f)   N.L. Holding Corp. (DEL) (NY)

                              (i) Nathan & Lewis Securities, Inc. (NY)

                              (ii) Nathan & Lewis Associates-Arizona, Inc. (AZ)

                              (iii) Nathan & Lewis of Nevada, Inc. (NV)

                              (iv) Nathan & Lewis Associates, Inc. (NY)

                                    (A)   Nathan and Lewis Insurance Agency of
                                          Massachusetts, Inc. (MA)

                                    (B)   Nathan and Lewis Associates of Texas,
                                          Inc. (TX)

                  (2)   Newbury Insurance Company, Limited (Bermuda)

                  (3)   New England Pension and Annuity Company (DE)

                  (4)   Omega Reinsurance Corporation (AZ)

      40.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   John S. McSwaney & Associates, Inc. (ND)

                  (3) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation are owned by General American Life Insurance Company.

                  (4)   Krisman, Inc. (MO)

                  (5)   White Oak Royalty Company (OK)

                  (6)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 48.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company and 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)


                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc.(MO)

                                                (a.1) Reinsurance Partners, Inc.
                                                      (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii) RGA Holdings Limited (U.K) (United Kingdom)

                              (ix)  RGA UK Services Limited (United Kingdom)

                              (x)   RGA Capital Limited U.K. (United Kingdom)

                              (xi)  RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (xii) RGA South African Holdings (Pty) Ltd. (South
                                    Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xiii)RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xiv) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xv)  RGA Argentina S.A. (Argentina)

                              (xvi) Regal Atlantic Company (Bermuda)
                                    Ltd.(Bermuda)

                              (xvii)Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 30.   Indemnification

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life Insurance Company ("Metropolitan"), which is the Depositor and the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.   Principal Underwriters

      (a)  Other Activity.
           The principal underwriter for the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

           Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account E (principal underwriter and depositor)
           Metropolitan Series Fund, Inc. (principal underwriter and sub-investment manager)
           New England Variable Annuity Fund I (depositor)
           New England Life Retirement Investment Account (depositor)
           The New England Variable Account (depositor)

      (b)  Management.
           See response to Item 28 above.

      (c)  Compensation from the Registrant.

            (1)                  (2)                   (3)                    (4)             (5)
                                                 Compensation on
                           Net Underwriting     Events Occasioning
     Name of Principal      Discounts and       the Deduction of a         Brokerage         Other
        Underwriter          Commissions          Deferred Sales          Commissions     Compensation
        -----------          -----------               Load               -----------     ------------
                                                       ----
     Metropolitan Life
     Insurance Company         $ _____                   0                    __0               0

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

Item 32.  Location of Accounts and Records

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
          One Madison Avenue
          New York, NY 10010

Item 33.  Management Services

      Not applicable

Item 34.  Fee Representation

 Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies issued pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such policies or prospectuses, or otherwise.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 10th day of April, 2003.


                             Metropolitan Life Separate Account UL

                             By: Metropolitan Life Insurance Company

                             By: /s/  Gary A. Beller
                             ------------------------------------
                                      Gary A. Beller, Esq.
                                      Senior Executive Vice President and
                                      General Counsel

Attest:  /s/ James D. Gaughan
         --------------------
         James D. Gaughan
         Assistant Secretary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 10th day of April, 2003.

                                  Metropolitan Life Insurance Company

                                  BY: /s/ Gary A. Beller.
                                      -------------------
                                      Gary A. Beller, Esq.
                                      Senior Executive Vice President and
                                      General Counsel

Attest: /s/ James D. Gaughan
        --------------------
        James D. Gaughan
        Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on April 10, 2003.


                 SIGNATURE                                 Title
                 ---------                                 -----

            *                       Chairman of the Board, President and Chief
--------------------------------                 Executive Officer
   Robert H. Benmosche

            *                             Vice-Chairman of the Board and
--------------------------------   Chief Financial Officer (Principal Financial
   Stewart G. Nagler                                 Officer)

                                       Senior Vice President and Controller
            *                             (Principal Accounting Officer)
--------------------------------
   Virginia M. Wilson

            *                                        Director
--------------------------------
   Curtis H. Barnette
                                       Vice Chairman of the Board and Chief
            *                                   Investment Officer
--------------------------------
   Gerald Clark

            *                                        Director
--------------------------------
   John C. Danforth

                *                                                          Director
---------------------------------------
       Burton A. Dole, Jr.

                *                                                          Director
---------------------------------------
       James R. Houghton

                *                                                          Director
---------------------------------------
       Harry P. Kamen

                *                                                          Director
---------------------------------------
       Helene L. Kaplan

                                                                           Director
---------------------------------------
       Catherine R. Kinney

                *                                                          Director
---------------------------------------
       Charles M. Leighton

                                                                           Director
---------------------------------------
       John J. Phelan, Jr.

                *                                                          Director
---------------------------------------
       Hugh B. Price

                *                                                          Director
---------------------------------------
       William C. Steere, Jr.

   /s/  Christopher P. Nicholas                                         April 10, 2003
--- -----------------------------------
   Christopher P. Nicholas, Esq.
   Attorney- in - fact

* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to this Registration Statement (File No. 033-47927) filed April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement of Separate Account UL (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is included in the filing of Post-Effective Amendment No. 6 to this Registration Statement on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 8 of Separate Account UL (File No. 033-57320) on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 27 of Separate Account E (File no. 002-90380) on April 3, 2001.